Other information about investments - Joint arrangements and associates - Global Gas & LNG Portfolio (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 TND (د.ت)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Joint arrangements and associates
Share capital	€ 4,005,000,000				€ 4,005,000,000
ENI SpA
Joint arrangements and associates
Share capital	€ 4,005,358,876				€ 4,005,358,876
Global Gas & LNG Portfolio | Italy | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	Mariconsult SpA (†)
Registered office	Milan
Country of operation	Italy
Share capital	€ 120,000
Consolidation or valuation method	Eq.
Global Gas & LNG Portfolio | Italy | Joint Arrangement Or Associate One [Member] | Eni Corridor Srl
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Italy | Joint Arrangement Or Associate Two [Member]
Joint arrangements and associates
Company name	Transmed SpA (†)
Registered office	Milan
Country of operation	Italy
Share capital	€ 240,000
Consolidation or valuation method	Eq.
Global Gas & LNG Portfolio | Italy | Joint Arrangement Or Associate Two [Member] | Eni Corridor Srl
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Italy | Joint Arrangement Or Associate Two [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Three [Member]
Joint arrangements and associates
Company name	Blue Stream Pipeline Co BV (†)
Registered office	Amsterdam (Netherlands)
Country of operation	Russia
Share capital | $				$ 22,000
% Equity ratio	74.62%
Consolidation or valuation method	J.O.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Three [Member] | Eni International BV
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Three [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member]
Joint arrangements and associates
Company name	Damietta LNG (DLNG) SAE (†)
Registered office	Damietta (Egypt)
Country of operation	Egypt
Share capital | $				375,000,000
% Equity ratio	50.00%
Consolidation or valuation method	J.O.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member] | Eni Gas Liquefaction BV [member]
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member]
Joint arrangements and associates
Company name	DLNG Service SAE (†) (former SEGAS Services SAE)
Registered office	Damietta (Egypt)
Country of operation	Egypt
Share capital | $				1,000,000
% Equity ratio	50.00%
Consolidation or valuation method	J.O.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member] | Eni Gas Liquefaction BV [member]
Joint arrangements and associates
% Ownership	1.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member] | Damietta LNG (DLNG) SAE
Joint arrangements and associates
% Ownership	98.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member] | Third parties
Joint arrangements and associates
% Ownership	1.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member]
Joint arrangements and associates
Company name	GreenStream BV (†)
Registered office	Amsterdam (Netherlands)
Country of operation	Libya
Share capital	€ 200,000,000
% Equity ratio	50.00%
Consolidation or valuation method	J.O.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member] | Eni North Africa BV
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member]
Joint arrangements and associates
Company name	Premium Multiservices SA
Registered office	Tunis (Tunisia)
Country of operation	Tunisia
Share capital | د.ت			د.ت 200,000
Consolidation or valuation method	Eq.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member] | Sergaz SA
Joint arrangements and associates
% Ownership	49.99%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member] | Third parties
Joint arrangements and associates
% Ownership	50.01%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member]
Joint arrangements and associates
Company name	SAMCO Sagl
Registered office	Lugano (Switzerland)
Country of operation	Switzerland
Share capital | SFr		SFr 20,000
Consolidation or valuation method	Eq.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | Transmed Pip Co Ltd
Joint arrangements and associates
% Ownership	90.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | Eni Corridor Srl
Joint arrangements and associates
% Ownership	5.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | Third parties
Joint arrangements and associates
% Ownership	5.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member]
Joint arrangements and associates
Company name	Société Energies Renouvelables Eni-ETAP SA (†)
Registered office	Tunis (Tunisia)
Country of operation	Tunisia
Share capital | د.ت			د.ت 1,000,000
Consolidation or valuation method	Eq.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member] | Eni International BV
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member]
Joint arrangements and associates
Company name	Transmediterranean Pipeline Co Ltd (†)
Registered office	St. Helier(Jersey)
Country of operation	Jersey
Share capital | $				$ 10,310,000
% Equity ratio	50.00%
Consolidation or valuation method	J.O.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member] | Eni Corridor Srl
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%